Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Sept 2020) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2017			124,273,548
Beginning balance, value at Dec. 31, 2017			$ 124,274	$ 47,901,532	$ (40,843,568)	$ (77,344)	$ 7,104,894
Net income (loss)					(4,877,380)		(4,877,380)
Change in foreign currency translation						(75,910)	(75,910)
Issuance of common stock in exchange for consulting, professional and other services, shares			2,385,505
Issuance of common stock in exchange for consulting, professional and other services, value			$ 2,386	822,784			825,170
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares			3,995,304
Conversion of convertible debentures and accrued interest into common stock, shares			200,000
Conversion of convertible debentures and accrued interest into common stock, value			$ 200	29,800			30,000
Recognition of beneficial conversion features related to convertible debentures				801			801
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares			805,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value			$ 805	481,445			482,250
Ending balance, shares at Dec. 31, 2018			138,553,655
Ending balance, value at Dec. 31, 2018			$ 138,554	52,254,286	(45,457,207)	(153,254)	6,782,379
Net income (loss)					(3,636,201)		(3,636,201)
Change in foreign currency translation						25,739	25,739
Issuance of Series A preferred stock with common stock in connection with sales made under private offerings, shares	925,000
Issuance of Series A preferred stock with common stock in connection with sales made under private offerings, value	$ 925			410,226			411,151
Issuance of common stock in connection with sales of Series A preferred stock, shares			4,625,000
Issuance of common stock in connection with sales of Series A preferred stock, value			$ 4,625	509,224			513,849
Beneficial conversion feature related to preferred stock				231,050			231,050
Deemed dividend on conversion of convertible preferred stock to common stock				(231,050)			(231,050)
Accretion of Series A preferred stock				509,849			509,849
Deemed dividend on accretion of Series A preferred stock				(509,849)			(509,849)
Issuance of common stock in connection with sales made under private offerings, shares			4,950,000
Issuance of common stock in connection with sales made under private offerings, value			$ 4,950	490,050			495,000
Issuance of common stock in exchange for consulting, professional and other services, shares			2,664,058
Issuance of common stock in exchange for consulting, professional and other services, value			$ 2,664	604,132			606,796
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares			564,833
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, amount			$ 565	388,875			389,440
Issuance of common stock in connection with the issuance of convertible debenture(s), shares			160,260
Issuance of common stock in connection with the issuance of convertible debenture(s), value			$ 160	32,258			32,418
Recognition of beneficial conversion features related to convertible debentures				51,730			51,730
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares			800,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value			$ 800	219,200			220,000
Ending balance, shares at Sep. 30, 2019	925,000		152,317,806
Ending balance, value at Sep. 30, 2019	$ 925		$ 152,318	54,959,981	(49,093,408)	(127,515)	5,892,301
Beginning balance, shares at Dec. 31, 2018			138,553,655
Beginning balance, value at Dec. 31, 2018			$ 138,554	52,254,286	(45,457,207)	(153,254)	6,782,379
Net income (loss)					(4,591,274)		(4,591,274)
Change in foreign currency translation						55,694	55,694
Issuance of Series A preferred stock with common stock in connection with sales made under private offerings, shares
Issuance of Series A preferred stock with common stock in connection with sales made under private offerings, value				410,226			411,151
Issuance of common stock in connection with sales of Series A preferred stock, shares			4,625,000
Issuance of common stock in connection with sales of Series A preferred stock, value			$ 4,625	509,224			513,849
Beneficial conversion feature related to preferred stock				231,050			231,050
Deemed dividend on conversion of convertible preferred stock to common stock				(231,050)			(231,050)
Accretion of Series A preferred stock				509,849			509,849
Deemed dividend on accretion of Series A preferred stock				(509,849)			(509,849)
Issuance of common stock in exchange for consulting, professional and other services, shares			3,877,516
Issuance of common stock in exchange for consulting, professional and other services, value			$ 3,877	774,534			778,411
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares			1,707,690
Conversion of convertible debentures and accrued interest into common stock, shares			12,208,686
Conversion of convertible debentures and accrued interest into common stock, value			$ 12,209	2,775,990			2,788,199
Recognition of beneficial conversion features related to convertible debentures				51,730			51,730
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares			800,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value			$ 800	219,200			220,000
Ending balance, shares at Dec. 31, 2019	925,000		167,382,807
Ending balance, value at Dec. 31, 2019	$ 925		$ 167,383	58,154,730	(50,048,481)	(97,560)	8,176,997
Beginning balance, shares at Jun. 30, 2019	925,000
Beginning balance, value at Jun. 30, 2019	$ 925
Net income (loss)					(879,308)		(879,308)
Change in foreign currency translation						4,669	4,669
Issuance of common stock in connection with sales made under private offerings, shares			3,716,667
Issuance of common stock in connection with sales made under private offerings, value			$ 3,717	306,283			310,000
Issuance of common stock in exchange for consulting, professional and other services, shares			787,276
Issuance of common stock in exchange for consulting, professional and other services, value			$ 787	147,012			147,799
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares			465,113
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, amount			$ 465	362,035			362,500
Issuance of common stock in connection with the issuance of convertible debenture(s), shares			80,130
Issuance of common stock in connection with the issuance of convertible debenture(s), value			$ 80	13,406			13,486
Recognition of beneficial conversion features related to convertible debentures				51,730			51,730
Ending balance, shares at Sep. 30, 2019	925,000		152,317,806
Ending balance, value at Sep. 30, 2019	$ 925		$ 152,318	54,959,981	(49,093,408)	(127,515)	5,892,301
Beginning balance, shares at Dec. 31, 2019	925,000		167,382,807
Beginning balance, value at Dec. 31, 2019	$ 925		$ 167,383	58,154,730	(50,048,481)	(97,560)	8,176,997
Net income (loss)					(4,520,962)		(4,520,962)
Change in foreign currency translation						123,557	123,557
Exchange of Series A preferred stock for Series B preferred stock, shares	(925,000)	1,202,500
Exchange of Series A preferred stock for Series B preferred stock, amount	$ (925)	$ 1,202		(277)
Exchange of convertible notes and accrued interest for Series B preferred stock, shares		3,623,884
Exchange of convertible notes and accrued interest for Series B preferred stock, amount		$ 3,624		3,620,260			3,623,884
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		483,500
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, amount		$ 484		483,016			483,500
Issuance of common stock as compensation to employees, officers and/or directors, shares			420,000
Issuance of common stock as compensation to employees, officers and/or directors, amount			$ 420	35,180			35,600
Accretion of Series B preferred stock				277,500			277,500
Deemed dividend on accretion of Series B preferred stock				(277,500)			(277,500)
Issuance of common stock in exchange for consulting, professional and other services, shares			6,113,068
Issuance of common stock in exchange for consulting, professional and other services, value			$ 6,113	549,327			555,440
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, shares			500,000
Issuance of common stock in lieu of cash for accounts payable, loans payable and other accrued obligations, amount			$ 500	49,500			50,000
Issuance of common stock in connection with the issuance of convertible debenture(s), shares			10,869,677
Issuance of common stock in connection with the issuance of convertible debenture(s), value			$ 10,870	725,144			736,014
Conversion of convertible debentures and accrued interest into common stock, shares			1,158,585
Conversion of convertible debentures and accrued interest into common stock, value			$ 1,159	54,890			56,049
Recognition of beneficial conversion features related to convertible debentures				44,129			44,129
Ending balance, shares at Sep. 30, 2020		5,309,884	186,444,137
Ending balance, value at Sep. 30, 2020		$ 5,310	$ 186,445	63,715,899	(54,569,443)	25,997	9,364,208
Beginning balance, shares at Jun. 30, 2020	925,000	250,000
Beginning balance, value at Jun. 30, 2020	$ 925	$ 250
Net income (loss)					(2,221,020)		(2,221,020)
Change in foreign currency translation						60,721	60,721
Exchange of Series A preferred stock for Series B preferred stock, shares	(925,000)	1,202,500
Exchange of Series A preferred stock for Series B preferred stock, amount	$ (925)	$ 1,202		(277)
Exchange of convertible notes and accrued interest for Series B preferred stock, shares		3,623,884
Exchange of convertible notes and accrued interest for Series B preferred stock, amount		$ 3,624		3,620,260			3,623,884
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, shares		233,500
Issuance of Series B preferred stock with common stock in connection with sales made under private offerings, amount		$ 234		233,266			233,500
Accretion of Series B preferred stock				277,500			277,500
Deemed dividend on accretion of Series B preferred stock				(277,500)			(277,500)
Issuance of common stock in exchange for consulting, professional and other services, shares			1,709,501
Issuance of common stock in exchange for consulting, professional and other services, value			$ 1,710	171,525			173,235
Conversion of convertible debentures and accrued interest into common stock, shares			650,000
Conversion of convertible debentures and accrued interest into common stock, value			$ 650	25,399			26,049
Ending balance, shares at Sep. 30, 2020		5,309,884	186,444,137
Ending balance, value at Sep. 30, 2020		$ 5,310	$ 186,445	$ 63,715,899	$ (54,569,443)	$ 25,997	$ 9,364,208